STOCK COMPENSATION (Stock Incentive Plan and Stock Option Grants to Employees and Directors) (Narrative) (Details) - USD ($)																					1 Months Ended																					3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 15, 2016	Dec. 15, 2015	Nov. 26, 2015	Oct. 27, 2015	Oct. 15, 2015	Oct. 15, 2015	Sep. 17, 2015	Sep. 03, 2015	Aug. 22, 2015	Mar. 23, 2015	Jan. 02, 2015	Dec. 23, 2014	Dec. 15, 2014	Oct. 15, 2014	Oct. 10, 2014	Sep. 23, 2014	Sep. 22, 2014	Aug. 15, 2014	Aug. 12, 2014	Apr. 21, 2014	Jun. 20, 2016	May 16, 2016	Apr. 15, 2016	Mar. 22, 2016	Feb. 15, 2016	Jan. 31, 2016	Nov. 15, 2015	May 28, 2015	May 22, 2015	Mar. 31, 2015	Mar. 20, 2015	Jan. 31, 2015	Jan. 19, 2015	Dec. 31, 2014	Nov. 30, 2014	Apr. 30, 2014	Dec. 23, 2013	Nov. 30, 2013	Apr. 30, 2013	Apr. 30, 2012	Apr. 20, 2011	Jun. 30, 2016	Jun. 30, 2015	Jun. 24, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 22, 2015	Nov. 02, 2014	Apr. 20, 2012
Stockholders' Equity [Line Items]
Stock option expiration term																																												10 years
Forfeited																																																210,000
Stock options granted																																												468,000
Options exercisable, weighted-average exercise price																																										$ 0.28		$ 0.2778	$ 0.28		$ 0.23
Intrinsic value of exercisable options																																		$ 32,499														$ 32,499
Intrinsic value of exercisable options per exercisable option																																		$ 0.3611								$ 22,630			22,630			$ 0.3611
Fair value of options granted																																												$ 89,236
Fair value of options granted per option																																												$ 0.1907	$ 0.695		$ 0.38
Share based compensation expense																																										$ 59,551	$ 15,390		$ 77,124	$ 29,124	$ 59,327	$ 69,890
Unrecognized compensation cost																																										$ 82,731			$ 82,731		101,932
Vesting period																																												4 years
Exercise of stock options, value												$ 10,000																																			$ 25,000	$ 25,000
Exercised												20,000																																			64,000	50,000
Preferred stock, par value per share																																		$ 0.01								$ 0.01			$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares authorized																																		20,000,000								20,000,000			20,000,000		20,000,000	20,000,000
Dividend rate																																													10.00%	0.00%	10.00%	10.00%
Preferred stock dividends, shares issued																																													501,562		21,234	21,234
Stock Issued for services, shares		7,000				7,000								37,500	10,000	10,000		10,000		25,000							7,000	5,000	50,000
Common stock price per share		$ 0.69			$ 0.60	$ 0.60																					$ 0.75	$ 0.65	$ 0.65					$ .50													$ 0.01	$ .50
Common stock issued for services														$ 28,125	$ 7,500	$ 7,500		$ 2,778		$ 12,500																											$ 27,500	$ 27,500
Stock issued during period for cash																																																$ 67,650
Common stock issued for cash, price per share																																															$ 0.50	$ 0.50
Stock options, exercise price																																													$ 0.70		$ 0.67	$ 0.60
Series C Convertible Preferred Stock [Member]
Stockholders' Equity [Line Items]
Preferred stock, shares authorized																	2,000,000																																2,000,000
Dividend rate																	10.00%																												10.00%
Automatic conversion period																	5 years																															5 years
Preferred stock dividend shares accrued																										180,000																			84,576			175,068
Preferred stock dividends, shares issued																										180,000
Stock issued during period for cash, shares																																																1,800,000
Stock issued during period for cash																																																$ 900,000
Series A Preferred Stock [Member]
Stockholders' Equity [Line Items]
Preferred stock, shares authorized																																		2,000,000				2,000,000				2,000,000			2,000,000		2,000,000	2,000,000		2,000,000
Dividend rate																																			10.00%			10.00%							10.00%
Automatic conversion period																																						5 years									5 years
Preferred stock dividend shares accrued																										181,699						160,000													89,275		176,493
Preferred stock dividends, shares issued																										181,699						160,000
Stock issued during period for cash, shares																																															300,000	100,000
Stock issued during period for cash																																															$ 150,000	$ 50,000
Series B Preferred Stock [Member]
Stockholders' Equity [Line Items]
Preferred stock, shares authorized												1,000,000																						1,000,000			1,000,000					1,000,000			1,000,000		1,000,000	1,000,000
Dividend rate																																		10.00%			10.00%								10.00%
Automatic conversion period																																					5 years										5 years
Preferred stock dividend shares accrued																										100,000						100,000													46,987		97,260
Preferred stock dividends, shares issued																										100,000						100,000
Series D Preferred Stock [Member]
Stockholders' Equity [Line Items]
Preferred stock, shares authorized																														2,000,000	2,000,000			2,000,000								2,000,000			2,000,000		2,000,000	2,000,000
Dividend rate																														10.00%	10.00%														10.00%
Preferred stock dividend shares accrued																										39,863																			23,493
Preferred stock dividends, shares issued																										39,863
Stock issued during period for cash, shares																																															500,000
Stock issued during period for cash																																															$ 250,000
Series C Preferred Stock [Member]
Stockholders' Equity [Line Items]
Preferred stock, shares authorized																																		2,000,000								2,000,000			2,000,000		2,000,000	2,000,000
Preferred stock dividend shares accrued																																29,425
Preferred stock dividends, shares issued																																29,425
Possible Incentive Grant 2015 [Member]
Stockholders' Equity [Line Items]
Stock options granted																																50,000
Possible Incentive Grant 2014 [Member]
Stockholders' Equity [Line Items]
Stock options granted																																50,000
Possible Incentive Grant 2016 [Member]
Stockholders' Equity [Line Items]
Stock options granted																																50,000
2013 Plan [Member]
Stockholders' Equity [Line Items]
Shares reserved for issuance																																				900,000			900,000
Shares remaining for future issuance																																										0			0		0
Stock option expiration term																																				10 years
Maximum allowable annual shares granted to any individual																																				180,000			180,000
2011 Plan [Member]
Stockholders' Equity [Line Items]
Shares reserved for issuance																																									900,000										900,000
Shares remaining for future issuance																																										0			0
Stock option expiration term																																								10 years
Maximum allowable annual shares granted to any individual																																								180,000	180,000
Forfeited																																															0
2015 Plan [Member]
Stockholders' Equity [Line Items]
Shares reserved for issuance																																										1,000,000			1,000,000		1,000,000
Shares remaining for future issuance																																										551,000			551,000		965,000
Private Placement Memorandum [Member]
Stockholders' Equity [Line Items]
Stock issued during period for cash, shares																																													1,000,000		1,980,000	1,360,000
Stock issued during period for cash																																													$ 500,000		$ 9,900	$ 67,650
Common stock issued for cash, price per share																																													$ 0.50		$ 0.50	$ 0.50
Employee [Member]
Stockholders' Equity [Line Items]
Stock option expiration term			10 years				10 years			10 years	10 years		10 years						10 years
Stock options granted			100,000				100,000			40,000	50,000		40,000						100,000
Options exercisable, weighted-average exercise price			$ 0.78				$ 0.50			$ 0.75	$ 0.50		$ 0.50						$ 0.50
Fair value of options granted			$ 30,640				$ 34,320			$ 17,224	$ 8,167		$ 6,534						$ 16,334
Fair value of options granted per option			$ 0.3064				$ 0.3432			$ 0.4306	$ 0.1633		$ 0.1633						$ 0.1633
Vesting period			4 years				4 years			4 years	4 years		4 years						4 years
Stock Issued for services, shares																																	400
Common stock price per share																																	$ 0.75
Common stock issued for services																																	$ 300
Director [Member]
Stockholders' Equity [Line Items]
Stock option expiration term				10 years	10 years			10 years
Stock options granted				100,000	40,000			40,000																46,000
Options exercisable, weighted-average exercise price				$ 0.65	$ 0.78	$ 0.78		$ 0.50
Fair value of options granted				$ 37,318	$ 12,256	$ 12,256		$ 13,728																$ 18,354
Fair value of options granted per option				$ 0.3732	$ 0.3064			$ 0.3432																$ 0.3990
Vesting period				4 years	4 years			4 years																10 years
Exercise of stock options, value																																															$ 15,001
Exercised																																															54,000
Stock issued during period for cash, shares																																															15,001
Stock issued during period for cash																																															$ 5,400
Stock options, exercise price																								$ 0.695
Consultant [Member]
Stockholders' Equity [Line Items]
Stock option expiration term									10 years		10 years		10 years
Stock options granted									25,000		50,000		40,000
Options exercisable, weighted-average exercise price									$ 0.50		$ 0.50		$ 0.50
Fair value of options granted									$ 8,580		$ 8,167		$ 6,534
Fair value of options granted per option									$ 0.3432		$ 0.1633		$ 0.1633
Exercise of stock options, value												$ 10,000
Exercised												20,000
Stock Issued for services, shares	7,000																				3,600	3,600	7,000		7,000
Common stock price per share	$ 0.695																				$ 0.85	$ 0.75	$ 0.67		$ 0.695
Common stock issued for services	$ 4,865																				$ 3,060	$ 2,700	$ 4,690		$ 4,865
Consultant [Member] | December 15, 2013 [Member]
Stockholders' Equity [Line Items]
The number of shares scheduled to vest													20,000
Consultant [Member] | December 15, 2015 [Member]
Stockholders' Equity [Line Items]
The number of shares scheduled to vest													10,000
Consultant [Member] | December 15, 2014 [Member]
Stockholders' Equity [Line Items]
The number of shares scheduled to vest													10,000
Law Firm [Member]
Stockholders' Equity [Line Items]
Stock Issued for services, shares																								50,000
Common stock price per share																								$ 0.695
Common stock issued for services																								$ 34,750
Executive Officer and Director [Member]
Stockholders' Equity [Line Items]
Stock options granted																								100,000
Fair value of options granted																								$ 39,901
Fair value of options granted per option																								$ 0.3990
Vesting period																								10 years
Stock options, exercise price																								$ 0.695